Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks	$ 9,464	$ 10,385
Interest bearing deposits with banks	95	73
Cash and cash equivalents	9,559	10,458
Interest bearing time deposits with banks	350	350
Securities available for sale	150,488	152,327
Restricted investment in FHLB stock	3,610	3,509
Investment in unconsolidated subsidiary	4,703	4,553
Residential mortgage loans held for sale		125
Student loans held for sale		1,683
Total loans	378,297	377,043
Less: Allowance for loan losses	(2,723)	(2,478)
Total loans, net of allowance for loan losses	375,574	374,565
Premises and equipment, net	6,857	6,909
Other real estate owned	638	617
Bank owned life insurance and annuities	14,631	14,905
Investment in low income housing partnership	3,812	3,368
Core deposit and other intangible	262	366
Goodwill	5,448	5,381
Mortgage servicing rights	205	205
Accrued interest receivable and other assets	4,217	4,607
Total assets	580,354	583,928
Liabilities:
Non-interest bearing deposits	104,006	106,667
Interest bearing deposits	351,816	350,459
Total deposits	455,822	457,126
Securities sold under agreements to repurchase	4,496	4,996
Short-term borrowings	27,700	30,061
Long-term debt	25,000	22,500
Other interest bearing liabilities	1,545	1,471
Accrued interest payable and other liabilities	6,701	7,812
Total liabilities	521,264	523,966
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares Issued - 4,805,000 shares at December 31, 2016; 4,798,086 shares at December 31, 2015 Outstanding - 4,755,630 shares at December 31, 2016; 4,798,086 shares at December 31, 2015	4,805	4,798
Surplus	18,476	18,352
Retained earnings	39,945	39,015
Accumulated other comprehensive loss	(3,209)	(2,203)
Cost of common stock in Treasury: 49,370 shares at December 31, 2016	(927)
Total stockholders' equity	59,090	59,962
Total liabilities and stockholders' equity	$ 580,354	$ 583,928